Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Share premium	Translation reserve	Hedging reserve	Treasury shares	Retained earnings
Beginning balance at Dec. 31, 2019	$ 2,311,855	$ 239,148	$ 1,702,549	$ 299	$ (4,583)	$ (45,616)	$ 420,058
Profit (loss) for the period	473,238						473,238
Total other comprehensive income / (expense)	(2,336)			636	(2,873)		(99)
Total comprehensive income (expense) for the period	470,902			636	(2,873)		473,139
Transactions with owners of the company
Dividends to equity holders	(352,483)						(352,483)
Treasury shares acquired (Note 15)	(118,488)					(118,488)
Total transactions with owners	(470,971)					(118,488)	(352,483)
Ending balance at Dec. 31, 2020	2,311,786	239,148	1,702,549	935	(7,456)	(164,104)	540,714
Profit (loss) for the period	(338,777)						(338,777)
Total other comprehensive income / (expense)	11,774			(482)	9,852		2,404
Total comprehensive income (expense) for the period	(327,003)			(482)	9,852		(336,373)
Transactions with owners of the company
Dividends to equity holders	(24,201)						(24,201)
Total transactions with owners	(24,201)						(24,201)
Ending balance at Dec. 31, 2021	1,960,582	239,148	1,702,549	453	2,396	(164,104)	180,140
Profit (loss) for the period	203,251						203,251
Total other comprehensive income / (expense)	31,281			(477)	30,657		1,101
Total comprehensive income (expense) for the period	234,532			(477)	30,657		204,352
Transactions with owners of the company
Dividends to equity holders	(24,213)		(24,213)
Treasury shares delivered in respect of share-based payment plans (Note 15)	1,080					1,080
Equity-settled share-based payment (Note 24)	1,484						1,484
Total transactions with owners	(21,649)		(24,213)			1,080	1,484
Ending balance at Dec. 31, 2022	$ 2,173,465	$ 239,148	$ 1,678,336	$ (24)	$ 33,053	$ (163,024)	$ 385,976